Expense Example	Oct. 28, 2025 USD ($)
Simplify Aggregate Bond ETF | Simplify Aggregate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	282
Expense Example, with Redemption, 10 Years	665
Simplify Barrier Income ETF | Simplify Barrier Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Simplify Bitcoin Strategy PLUS Income ETF | Simplify Bitcoin Strategy PLUS Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	174
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	928
Expense Example, with Redemption, 10 Years	2,109
Simplify Bond Bull ETF | Simplify Bond Bull ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Simplify China A Shares PLUS Income ETF | Simplify China A Shares PLUS Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
Simplify Currency Strategy ETF | Simplify Currency Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
Simplify Enhanced Income ETF | Simplify Enhanced Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Simplify Gold Strategy PLUS Income ETF | Simplify Gold Strategy PLUS Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
Simplify Government Money Market ETF | Simplify Government Money Market ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Simplify Health Care ETF | Simplify Health Care ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	286
Expense Example, with Redemption, 10 Years	643
Simplify Hedged Equity ETF | Simplify Hedged Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	286
Expense Example, with Redemption, 10 Years	655
Simplify High Yield ETF | Simplify High Yield ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	255
Expense Example, with Redemption, 10 Years	604
Simplify Interest Rate Hedge ETF | Simplify Interest Rate Hedge ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Simplify Intermediate Term Treasury Futures Strategy ETF | Simplify Intermediate Term Treasury Futures Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	70
Expense Example, with Redemption, 5 Years	131
Expense Example, with Redemption, 10 Years	308
Simplify MBS ETF | Simplify MBS ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	70
Expense Example, with Redemption, 5 Years	131
Expense Example, with Redemption, 10 Years	308
Simplify Multi-QIS Alternative ETF | Simplify Multi-QIS Alternative ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,466
Simplify NEXT Intangible Core Index ETF | Simplify NEXT Intangible Core Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
Simplify Short Term Treasury Futures Strategy ETF | Simplify Short Term Treasury Futures Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	70
Expense Example, with Redemption, 5 Years	131
Expense Example, with Redemption, 10 Years	308
Simplify Target 15 Distribution ETF | Simplify Target 15 Distribution ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Simplify Treasury Option Income ETF | Simplify Treasury Option Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
Simplify US Equity Plus Bitcoin Strategy ETF | Simplify US Equity Plus Bitcoin Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Simplify US Equity PLUS Convexity ETF | Simplify US Equity PLUS Convexity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
Simplify US Equity PLUS Downside Convexity ETF | Simplify US Equity PLUS Downside Convexity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
Simplify US Equity PLUS Upside Convexity ETF | Simplify US Equity PLUS Upside Convexity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
Simplify Volatility Premium ETF | Simplify Volatility Premium ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
Simplify Gamma Emerging Market Bond ETF | Simplify Gamma Emerging Market Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	511
Expense Example, with Redemption, 10 Years	1,160
Simplify Commodities Strategy No K-1 ETF | Simplify Commodities Strategy No K-1 ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Simplify Managed Futures Strategy ETF | Simplify Managed Futures Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
Simplify Kayne Anderson Energy and Infrastructure Credit ETF | Simplify Kayne Anderson Energy and Infrastructure Credit ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Simplify National Muni Bond ETF | Simplify National Muni Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Simplify Opportunistic Income ETF | Simplify Opportunistic Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Simplify Piper Sandler US Small-Cap PLUS Income ETF | Simplify Piper Sandler US Small-Cap PLUS Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Simplify Propel Opportunities ETF | Simplify Propel Opportunities ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1
Expense Example, with Redemption, 3 Years	3
Expense Example, with Redemption, 5 Years	6
Expense Example, with Redemption, 10 Years	13
Simplify Tara India Opportunities ETF | Simplify Tara India Opportunities ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	545
Expense Example, with Redemption, 10 Years	1,244
Simplify Volt TSLA Revolution ETF | Simplify Volt TSLA Revolution ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	$ 1,190